General	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
General	GENERALFLEX LNG Ltd. ("FLEX LNG" or the "Company") is a limited liability company, originally incorporated in the British Virgin Islands in September 2006 and re-domiciled to Bermuda in June 2017. The Company is currently listed on the Oslo and New York Stock Exchanges under the symbol "FLNG". The Company's activities are focused on seaborne transportation of liquefied natural gas ("LNG") through the ownership and operation of fuel efficient, fifth generation LNG carriers. As of June 30, 2020, the Company had six LNG carriers in operation, of which four were delivered in 2018 and a further two were delivered in 2019. In addition, the Company had seven LNG carriers under construction as of June 30, 2020, three of which were delivered between July and September 2020, with the remaining four expected to be delivered between the fourth quarter 2020 and the second quarter 2021.